Average Annual Total Returns - PRUDENTIAL DAY ONE 2060 FUND		Sep. 29, 2020	Sep. 28, 2020
Prudential Day One 2060 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			25.89%
Since Inception	[1]		12.47%
S&P Target Date 2060+ Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			24.73%
Since Inception	[1]		11.94%
Class R1
Average Annual Return:
1 Year		24.00%
Since Inception		9.81%
Inception Date		Dec. 13, 2016
Class R2
Average Annual Return:
1 Year		24.20%
Since Inception		10.06%
Inception Date		Dec. 13, 2016
Class R3
Average Annual Return:
1 Year		24.48%
Since Inception		10.25%
Inception Date		Dec. 13, 2016
Class R4
Average Annual Return:
1 Year		24.55%
Since Inception		10.35%
Inception Date		Dec. 13, 2016
Class R5
Average Annual Return:
1 Year		24.70%
Since Inception		10.47%
Inception Date		Dec. 13, 2016
Class R6
Average Annual Return:
1 Year		24.90%
Since Inception		10.61%
Inception Date		Dec. 13, 2016
Class R6 | Return After Taxes on Distributions
Average Annual Return:
1 Year			23.56%
Since Inception			9.39%
Inception Date			Dec. 13, 2016
Class R6 | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year			15.43%
Since Inception			7.94%
Inception Date			Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.